Touchstone Small Cap Value Opportunities Fund (Prospectus Summary): | Touchstone Small Cap Value Opportunities Fund
Touchstone Small Cap Value Opportunities Fund

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text immediately preceding the “Average Annual Total Returns” table for the Touchstone Small Cap Value Opportunities Fund and the information contained in the “Average Annual Total Returns” table for the Touchstone Small Cap Value Opportunities Fund in the Funds’ Prospectus on page 35 and in the Fund’s Summary Prospectus on page 4.

Class Y shares began operations on July 25, 2003.  Performance information presented prior to July 25, 2003 for Class Y shares includes performance of a predecessor fund whose inception date was July 31, 2000.  Class A shares began operations on July 31, 2003 and Institutional shares began operations on December 9, 2008.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 9, 2008, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

Please retain this Supplement for future reference.

Average Annual Total Returns - Touchstone Small Cap Value Opportunities Fund For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Small Cap Value Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Return Before Taxes	(1.93%)	(1.10%)	8.56%
Class Y After Taxes on Distributions	Return After Taxes on Distributions	(2.75%)	(2.14%)	7.53%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.22%)	(1.06%)	7.49%
Class A	Return Before Taxes	(7.77%)	(2.51%)	8.29%
Institutional	Return Before Taxes	(1.81%)	(1.57%)	8.30%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%